RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of transactions between related parties

As of December 31, 2020

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank's capital(1)	management
In millions of COP
Assets
Financial assets investments	742	-	9,786
Derivative financial instruments	-	108	2,327
Loans and advances to customers	1,090,762	19,362	290,334
Allowance for loans, advances and lease losses	(3,043)	(82)	(582)
Investment in associates and joint ventures	-	-	2,506,315
Other assets	1,614	41	624
Total assets	1,090,075	19,429	2,808,804

Liabilities
Deposits by customers	2,136,549	8,092	178,382
Derivative financial instruments	513	-	-
Other liabilities	6,859	-	26,779
Total liabilities	2,143,921	8,092	205,161

Income
Interest and other operating income	816,502	975	25,589
Dividends and net income on equity investments	78	-	136,596
Others	2,383	160	55,473
Net income	818,963	1,135	217,658

Expenses
Interests and other operating expenses	62,134	243	82,500
Fees	2,601	1,675	703
Others	148,850	55	22,830
Total expenses	213,585	1,973	106,033
(1)	Includes Grupo Sura conglomerate.

As of December 31, 2019

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank’s capital(1)	management
In millions of COP
Assets
Financial assets investments	14,369	-	34,378
Derivative financial instruments	-	235	6,581
Loans and advances to customers	1,163,216	21,498	140,767
Allowance for loans, advances and lease losses	(2,047)	(72)	(415)
Investment in associates and joint ventures	-	-	2,367,757
Other assets	6,538	182	43,488
Total assets	1,182,076	21,843	2,592,556

Liabilities
Deposits by customers	1,761,362	4,345	156,516
Other liabilities	1,379	-	33,705
Total liabilities	1,762,741	4,345	190,221

Income
Interest and other operating income	738,594	231	10,830
Dividends and net income on equity investments	33	-	316,270
Others	-	19	100,773
Net income	738,627	250	427,873

Expenses
Interests and other operating expenses	66,286	160	47,840
Fees	540	1,236	1,197
Others	131,938	134	24,359
Total expenses	198,764	1,530	73,396
(1)	Includes Grupo Sura conglomerate.

As of December 31, 2018

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank’s capital(1)	management
In millions of COP
Assets
Financial assets investments	440,294	-	34,373
Derivative financial instruments	-	11	73,750
Loans and advances to customers	1,096,221	21,141	108,773
Allowance for loans, advances and lease losses	(1,773)	(191)	(60)
Assets held for sale and inventories, net	-	-	19,128	(2)
Investment in associates and joint ventures	-	-	2,342,344
Other assets	2	-	177,537	(3)
Total assets	1,534,744	20,961	2,755,845

Liabilities
Deposits by customers	1,733,472	5,028	190,046
Other liabilities	5,818	-	35,581
Total liabilities	1,739,290	5,028	225,627

Income
Interest and other operating income	632,829	558	11,214
Dividends and net income on equity investments	14,909	-	222,668	(4)
Others	-	-	41,985
Net income	647,738	558	275,867

Expenses
Interests and other operating expenses	65,614	239	37,444
Fees	2	1,145	3
Others	70,272	54	80,312
Total expenses	135,888	1,438	117,759
(1)	Includes Grupo Sura conglomerate.
(2)	Investment classified as held for sale. See Note 12. Assets held for sale and Inventories
(3)

This item includes portfolio purchase operation held between Bancolombia S.A. and Titularizadora Colombiana and the outstanding dividend on the preferred shares of the Compañía de Financiamiento TUYA S.A.

(4)	Includes dividend received for preferred shares in Compañía de Financiamiento TUYA S.A